Prepaid Expenses and Other Assets, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 37,333	$ 24,711
Prepayments	6,491	10,206
VAT receivable	2,588	3,124
Lease receivables from terminations	1,703	1,237
Other asset	237	0
Lease deposits receivable	648	0
Grant income receivable	140	414
Other receivable	1,811	199
Deferred cost	1,993	3,008
Total prepaid expenses and other current assets	$ 52,944	$ 42,899